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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000


Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    T/F Partners
Address: 535 Madison Avenue
         37th Floor
         New York, NY 10022

Form 13F File Number: 28-05555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris Welch
Title:   Assistant Controller
Phone:   (212) 759-0340

Signature, Place, and Date of Signing:

         /s/ Chris Welch     New York, NY     May 11, 2000
         ___________________ ________________ ________________
              [Signature]       [City, State]   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-






































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     90

Form 13F Information Table Value Total:     $341,064
                                              [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-


























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
                   Form 13F INFORMATION TABLE



                      Title                                             Investment Discretion             Voting Authority
                      of                                               ---------------------            -------------------
Security              Class       CUSIP   Market Value      Quantity     Sole   Share   Other  Managers    Sole    Share  None
--------              -----       ------- ---------------  -------------  ----   -----  -----  -------- ---------  -----  ----

AMFM INC              COMMON STOCK 001693100   1,839           29,600     SOLE                           SOLE
A T & T CORP          COMMON STOCK 001957109     428            7,600     SOLE                           SOLE
AERIAL
COMMUNICATIONS INC    COMMON STOCK 007655103   3,299           58,065     SOLE                           SOLE
AKAMAI TECH           COMMON STOCK 00971T101   5,179           32,205     SOLE                           SOLE
ALCATEL SA            ADRS STOCK   013904305     483           11,203     SOLE                           SOLE
AMERICAN MEDICAL
  ELECTRONICS INC     COMMON STOCK 027425891       0          107,900     SOLE                           SOLE
AMERICAN MEDICAL
  ELECTRONICS INC     COMMON STOCK 027425933       0            4,000     SOLE                           SOLE
AMERICAN MEDICAL
  ELECTRONICS INC     COMMON STOCK 027425941       0            4,000     SOLE                           SOLE
AMERICAN MEDICAL
  ELECTRONICS INC     COMMON STOCK 027425958       0          107,900     SOLE                           SOLE
ASPECT DEVELOPMENT
  INC                 COMMON STOCK 045234101   7,653          118,884     SOLE                           SOLE
ATLANTIC RICHFIELD
  CO                  COMMON STOCK 048825103     721            8,486     SOLE                           SOLE
BRISTOL HOTELS &
  RESORTS INC         COMMON STOCK 110041100     938          100,000     SOLE                           SOLE
CBS CORPORATION       COMMON STOCK 12490K107     255            4,500     SOLE                           SOLE
C-CUBE MICROSYSTEMS
  INC                 COMMON STOCK 125015107  13,713          188,329     SOLE                           SOLE
CELESTIAL SEASONINGS
  INC                 COMMON STOCK 151016102     598           17,400     SOLE                           SOLE
COLUMBIA ENERGY
  GROUP               COMMON STOCK 197648108   5,605           94,600     SOLE                           SOLE
CONCENTRIC NETWORK
  CORP                COMMON STOCK 20589R107  11,902          216,400     SOLE                           SOLE
CORDANT TECHNOLOGIES
  INC                 COMMON STOCK 218412104   7,478          132,200     SOLE                           SOLE
CORNING INC           COMMON STOCK 219350105     689            3,550     SOLE                           SOLE
DII GROUP INC         COMMON STOCK 232949107   2,340           20,700     SOLE                           SOLE
DIGITAL ORIGIN INC    COMMON STOCK 25385X109   3,978          215,016     SOLE                           SOLE
DUFF & PHELPS CR
  RATING CO           COMMON STOCK 26432F109   1,994           20,000     SOLE                           SOLE
ESAT TELECOM GROUP    ADRS STOCK   26883Y102  11,110          111,100     SOLE                           SOLE
ETEC SYSTEMS INC      COMMON STOCK 26922C103  19,117          156,265     SOLE                           SOLE
ELAN CORP             ADRS STOCK   284131208     542           11,418     SOLE                           SOLE


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EXACTIS.COM INC       COMMON STOCK 30064G104   6,024          273,800     SOLE                           SOLE
FIDELITY NATL
  FINL INC            COMMON STOCK 316326107   1,286           93,081     SOLE                           SOLE
GTE CORP              COMMON STOCK 362320103   1,477           20,800     SOLE                           SOLE
HANNAFORD BROS CO     COMMON STOCK 410550107   2,972           40,300     SOLE                           SOLE
HARMONIC INC          COMMON STOCK 413160102   4,604           55,300     SOLE                           SOLE
IPC COMMUNICATIONS
  INC                 COMMON STOCK 44980K206   7,334           35,600     SOLE                           SOLE
IRI INTERNATIONAL
  CORP                COMMON STOCK 45004F107   1,020          108,100     SOLE                           SOLE
INFERENCE CORP        COMMON STOCK 45662K109   2,019          333,100     SOLE                           SOLE
INPRISE CORP          COMMON STOCK 45766C102     309           45,300     SOLE                           SOLE
INTERLEAF INC         COMMON STOCK 458729209   9,572          203,655     SOLE                           SOLE
INTERPUBLIC GROUP
 COS INC              COMMON STOCK 4606900DJ    2,055     43,500 CALL     SOLE                           SOLE
INTERPUBLIC GROUP
  COS INC             COMMON STOCK 460690100    2,009          42,508     SOLE                           SOLE
INTERVU INC           COMMON STOCK 46114R106   11,569         124,400     SOLE                           SOLE
I 2 TECHNOLOGIES INC  COMMON STOCK 465754109      379           3,100     SOLE                           SOLE
IXNET INC             COMMON STOCK 46601C109      840          18,300     SOLE                           SOLE
KANA COMMUNICATIONS   COMMON STOCK 483600102    1,287          19,252     SOLE                           SOLE
LHS GROUP INC         COMMON STOCK 501938104    4,965         106,200     SOLE                           SOLE
THE LEAPNET INC       COMMON STOCK 521864108      139          23,172     SOLE                           SOLE
LIPOSOME COMPANY INC  COMMON STOCK 536310105    3,923         224,600     SOLE                           SOLE
LUCENT TECHNOLOGIES
  INC                 COMMON STOCK 549463107      468           7,700     SOLE                           SOLE
MEDIAONE GROUP INC    COMMON STOCK 58440J104   27,265         336,600     SOLE                           SOLE
MEDIA 100 INC         COMMON STOCK 58440W105      746          21,400     SOLE                           SOLE
METAMOR WORLDWIDE
  INC                 COMMON STOCK 59133P100    4,831         170,630     SOLE                           SOLE
MONSANTO CO           COMMON STOCK 611662107    3,040          60,800     SOLE                           SOLE
MUSTANG COM INC       COMMON STOCK 628188104    3,023         137,400     SOLE                           SOLE
NFO WORLDWIDE INC     COMMON STOCK 62910N108    9,910         425,300     SOLE                           SOLE
NETOPTRIX
  CORPORATION         COMMON STOCK 64116F103    3,109          18,100     SOLE                           SOLE
NEWBRIDGE NETWORKS
  CORP                COMMON STOCK 650901101   12,501         385,400     SOLE                           SOLE
NEXTLINK
  COMMUNICATIONS      COMMON STOCK 65333H707    5,695          46,044     SOLE                           SOLE
ORTEL CORP            COMMON STOCK 68749W102   21,246         113,200     SOLE                           SOLE
PAIRGAIN TECHNOLOGIES
  INC                 COMMON STOCK 6959340PW    1,271      68,000 PUT     SOLE                           SOLE
PAIRGAIN TECHNOLOGIES
  INC                 COMMON STOCK 695934109    4,889         261,625     SOLE                           SOLE
POLICY MGMT SYS CORP  COMMON STOCK 731108106      468          39,000     SOLE                           SOLE
PREMIERE PAGE INC.    COMMON STOCK 74058E105        0          22,788     SOLE                           SOLE
PREMIERE PAGE INC.    COMMON STOCK 74058E998        0          98,212     SOLE                           SOLE
QUINTUS CORP          COMMON STOCK 748798105      920          31,000     SOLE                           SOLE
QWEST COMMUN INTL     COMMON STOCK 749121109    9,418         196,204     SOLE                           SOLE
REYNOLDS METALS CO    COMMON STOCK 761763101    2,314          34,600     SOLE                           SOLE



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ROYAL BANK OF
  SCOTLAND GROUP      COMMON STOCK 779993120      411          27,912     SOLE                           SOLE
SFX ENTERTAINMENT     COMMON STOCK 784178105    2,102          51,500     SOLE                           SOLE
SPR INC               COMMON STOCK 784922106      223          37,200     SOLE                           SOLE
ST LAURENT
  PAPERBOAR D INC     COMMON STOCK 790907109      197          10,000     SOLE                           SOLE
SAVOIR TECHNOLOGY
  GROUP INC           COMMON STOCK 80533W107    1,354         190,000     SOLE                           SOLE
SILKNET SOFTWARE INC  COMMON STOCK 827094103    5,815          56,150     SOLE                           SOLE
SNYDER COMMUNICATION
  INC                 COMMON STOCK 832914105    9,772         434,300     SOLE                           SOLE
SPLITROCK SERVICES
  INC                 COMMON STOCK 848636304    3,832          84,500     SOLE                           SOLE
SPIROS DEVELOPMENT
  CORP                COMMON STOCK 848936100      952          68,000     SOLE                           SOLE
SPRINT CORP           COMMON STOCK 852061100      702          11,100     SOLE                           SOLE
SPYGLASS INC          COMMON STOCK 852192103    1,559          20,100     SOLE                           SOLE
STERLING SOFTWARE     COMMON STOCK 859547101      495          15,100     SOLE                           SOLE
TELECORP PCS A        COMMON STOCK 879299105      725          14,000     SOLE                           SOLE
TELECOMUNICACOES
  DE S.P.A.           ADRS STOCK   87929A102      888          29,900     SOLE                           SOLE
TIME WARNER INC       COMMON STOCK 887315109      500           5,000     SOLE                           SOLE
TIMES MIRROR CO       COMMON STOCK 887364107      279           3,000     SOLE                           SOLE
TRANSPORT CORP OF
  AMERICA INC         COMMON STOCK 89385P102      191          39,100     SOLE                           SOLE
24/7 MEDIA INC        COMMON STOCK 901314104    2,615          66,200     SOLE                           SOLE
US FOOD SERVICE       COMMON STOCK 90331R101   13,776         535,000     SOLE                           SOLE
UNION CARBIDE CORP    COMMON STOCK 905581104    1,953          33,500     SOLE                           SOLE
US WEST INC           COMMON STOCK 91273H101    7,430         102,300     SOLE                           SOLE
USTR CORP             COMMON STOCK 91288L105      700           3,700     SOLE                           SOLE
VOICESTREAM
  WIRELESS CORP       COMMON STOCK 928615103    1,494          11,600     SOLE                           SOLE
WARNER LAMBERT CO     COMMON STOCK 934488107    2,266          23,200     SOLE                           SOLE
CORECOMM LIMITED      COMMON STOCK G2422R109    2,200          50,000     SOLE                           SOLE
GLOBAL CROSSING LTD   COMMON STOCK G3921A100      205           5,000     SOLE                           SOLE
OPENTV CORPORATION    COMMON STOCK G67543101    3,670          31,000     SOLE                           SOLE
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